Segment information Customer Contract Revenue (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenue percent	100.00%	100.00%	100.00%
Statoil
Revenue, Major Customer [Line Items]
Revenue percent	44.00%	38.00%	57.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Revenue percent	25.00%	13.00%	12.00%
Conoco Phillips
Revenue, Major Customer [Line Items]
Revenue percent	18.00%	8.00%	0.00%
Total
Revenue, Major Customer [Line Items]
Revenue percent	13.00%	12.00%	13.00%
Shell
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	12.00%	14.00%
KMNG
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	11.00%	0.00%
Other
Revenue, Major Customer [Line Items]
Revenue percent	0.00%	6.00%	4.00%